Other Payables and Accruals	12 Months Ended
Dec. 31, 2024
Other Payables and Accruals
Other Payables and Accruals

8. Other Payables and Accruals

An analysis of other payables and accruals is as follows:

	As of
	December 31,
	2023	2024
Unearned revenue	28,469	23,996
Accrued off-hire	3,443	478
Accrued purchases	1,992	4,722
Other accruals	8,284	4,588
Total	42,188	33,784

The unearned revenue of $23,996 represents monthly charter hires received in advance as of December 31, 2024 relating to January 2025 (December 31, 2023: $28,469).